Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure of maturity analysis for non-derivative financial liabilities
The Company has the following gross contractual obligations as at December 31, 2019 which are expected to be payable in the following respective periods:

	Less than 1 year	1 to 3 years	3 to 5 years	Greater than 5 years	Total
	$	$	$	$	$
Accounts payable and accrued liabilities	8,101	800	800	—	9,701
Convertible notes, notes payable and accrued interest	7,382	37,510	44,289	—	89,181
Contingent consideration payable	750	4,714	—	—	5,464

Total	16,233	43,024	45,089	—	104,346